SEC. File Nos.002-86838
811-03857

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
__________________

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 54
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 54
__________________

AMERICAN FUNDS INSURANCE SERIES
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1406
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200
__________________

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071-1406
(Name and Address of Agent for Service)
__________________

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106
(Counsel for the Registrant)
__________________

Approximate date of proposed public offering:
It is proposed that this filing become effective immediately pursuant to paragraph (b) of rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 19th day of May, 2011.

American Funds Insurance Series

By: /s/ James K. Dunton
James K. Dunton, Vice Chairman

Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on May 19, 2011, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Michael J. Downer	Executive Vice President
Michael J. Downer
(2)	Principal Financial Officer and
Principal Accounting Officer:
	/s/ Gregory F. Niland	Treasurer
Gregory F. Niland
(3)	Trustees:
	Lee A. Ault III*	Trustee
	William H. Baribault*	Trustee
	/s/ James K. Dunton	Vice Chairman and Trustee
James K. Dunton
	James G. Ellis*	Trustee
	Martin Fenton*	Chairman (Independent and Non-Executive)
	Leonard R. Fuller*	Trustee
	W. Scott Hedrick*	Trustee
	R. Clark Hooper*	Trustee
	Merit E. Janow*	Trustee
	Laurel B. Mitchell*	Trustee
	/s/ Donald D. O'Neal	President and Trustee
Donald D. O'Neal
	Frank M. Sanchez*	Trustee
	Margaret Spellings*	Trustee
	Steadman Upham*	Trustee

*By: /s/ Steven I. Koszalka

(Steven I. Koszalka, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Michael J. Triessl
Michael J. Triessl

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase